FAIR VALUE - Book Value and Fair Value of the Financial Instruments (Details)	Sep. 30, 2024 USD ($)
Carrying Value
Financial assets:
Cash and cash equivalents	$ 70,171,119
Loans held for investment at carrying value	96,405,746
Fair Value
Financial assets:
Cash and cash equivalents	70,171,119
Loans held for investment at carrying value	$ 96,668,539